Long-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Long-term investments
Schedule of long term investments

	December 31,	December 31,
	2020	2021
	RMB’000	RMB’000

Equity investments accounted for using the measurement alternative:
Beijing Sharetimes Technology Co., Ltd.	—	30,000
Equity investments accounted for using the equity method:
36Kr Global Holding (HK) Limited	16,300	10,466
Shanghai Xuanke Technology Co., Ltd.	—	976
Total	16,300	41,442